Schedule of Credit Losses on Debt Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011 Restated
Beginning balance of credit losses on debt securities for which a portion of an OTTI was recognized in other comprehensive income	$ (20,207)	$ (60,688)
Increases to credit losses on securities for which an OTTI was previously recognized and a portion of an OTTI was recognized in other comprehensive income	(4,581)		(574)
Additions for credit losses on securities for which an OTTI was previously recognized without any portion of OTTI recognized in other comprehensive income			(16,269)
Reduction for credit losses on securities for which no OTTI was recognized in other comprehensive income at the current measurement date	14,771		12,998
Reduction for securities sold during the period	1,498		37,833
Reduction for securities deconsolidated during the period	3,736		6,254
Reduction for increases in cash flows expected to be collected that are recognized over the remaining life of the security	13		239
Ending balance of credit losses on debt securities for which a portion of an OTTI was recognized in other comprehensive income	$ (4,770)	$ (60,688)